COLUMBIA MID CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class A, Class B, Class C and Class R Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class A, Class B, Class C and Class R Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares		Class B Shares	Class C Shares	Class R Shares
Management fees(e)	0.79%		0.79%	0.79%	0.79%

Distribution and service (Rule 12b-1) fees	0.25	%(f)	1.00%	1.00%	0.50%

Other expenses	0.25%		0.25%	0.25%	0.25%

Acquired fund fees and expenses	—		—	—	—

Total annual Fund operating expenses(g)	1.29%		2.04%	2.04%	1.54%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(e)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1.0 billion; 0.72% for assets in excess of $1.0 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.

(f)	The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
(g)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.05% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares
Assuming no redemption	$207	$640	$1,098	$2,176
Assuming complete redemption of shares at the end of the period	$707	$940	$1,298	$2,176
Class C Shares
Assuming no redemption	$207	$640	$1,098	$2,369
Assuming complete redemption of shares at the end of the period	$307	$640	$1,098	$2,369
Class R Shares	$157	$486	$839	$1,834

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Mid Cap Growth Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	-2.25	%(b)	$9,774.67	$698.84
2	10.25%	1.29%	1.37%		$10,137.31	$128.43
3	15.76%	1.29%	5.13%		$10,513.40	$133.20
4	21.55%	1.29%	9.03%		$10,903.45	$138.14
5	27.63%	1.29%	13.08%		$11,307.97	$143.26
6	34.01%	1.29%	17.27%		$11,727.49	$148.58
7	40.71%	1.29%	21.63%		$12,162.58	$154.09
8	47.75%	1.29%	26.14%		$12,613.81	$159.81
9	55.13%	1.29%	30.82%		$13,081.79	$165.74
10	62.89%	1.29%	35.67%		$13,567.12	$171.89

Total Gain After Fees and Expenses					$3,567.12
Total Annual Fees and Expenses Paid						$2,041.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Mid Cap Growth Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	1.29%	30.97%	$13,096.91	$165.93
10	62.89%	1.29%	35.83%	$13,582.81	$172.08

Total Gain After Fees and Expenses				$3,582.81
Total Annual Fees and Expenses Paid					$2,176.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Growth Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	2.04%	30.02%	$13,002.20	$261.43
10	62.89%	2.04%	33.87%	$13,387.06	$269.17

Total Gain After Fees and Expenses				$3,387.06
Total Annual Fees and Expenses Paid					$2,368.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Growth Fund - Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.54%	7.04%	$10,703.97	$162.08
3	15.76%	1.54%	10.74%	$11,074.33	$167.69
4	21.55%	1.54%	14.58%	$11,457.50	$173.50
5	27.63%	1.54%	18.54%	$11,853.93	$179.50
6	34.01%	1.54%	22.64%	$12,264.08	$185.71
7	40.71%	1.54%	26.88%	$12,688.41	$192.13
8	47.75%	1.54%	31.27%	$13,127.43	$198.78
9	55.13%	1.54%	35.82%	$13,581.64	$205.66
10	62.89%	1.54%	40.52%	$14,051.57	$212.78

Total Gain After Fees and Expenses				$4,051.57
Total Annual Fees and Expenses Paid					$1,834.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18407-0609

COLUMBIA MID CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class Z Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class Z Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Z Shares
Management fees(b)	0.79%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.25%

Acquired fund fees and expenses	—

Total annual Fund operating expenses(c)	1.04%

(a)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1.0 billion; 0.72% for assets in excess of $1.0 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.
(c)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.05% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$106	$331	$574	$1,271

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Mid Cap Growth Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.04%	8.08%	$10,807.68	$110.26
3	15.76%	1.04%	12.36%	$11,235.67	$114.63
4	21.55%	1.04%	16.81%	$11,680.60	$119.16
5	27.63%	1.04%	21.43%	$12,143.15	$123.88
6	34.01%	1.04%	26.24%	$12,624.02	$128.79
7	40.71%	1.04%	31.24%	$13,123.93	$133.89
8	47.75%	1.04%	36.44%	$13,643.64	$139.19
9	55.13%	1.04%	41.84%	$14,183.93	$144.70
10	62.89%	1.04%	47.46%	$14,745.61	$150.43

Total Gain After Fees and Expenses				$4,745.61
Total Annual Fees and Expenses Paid					$1,270.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18308-0609

COLUMBIA MID CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class T Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class T Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(b)
	Class T Shares
Management fees(c)	0.79%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.55	%(d)

Acquired fund fees and expenses	—

Total annual Fund operating expenses(e)	1.34%

(a)	This charge applies to investors who buy Class T shares and redeem them within one year of purchase, with certain limited exceptions. See About Class T Shares – Sales Charges and Commissions for details.
(b)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1.0 billion; 0.72% for assets in excess of $1.0 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.
(d)	The Fund may pay shareholder service fees (which are included in other expenses) up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. The Fund limits such fees to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services.

(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.05% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$704	$975	$1,267	$2,095

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Mid Cap Growth Fund - Class T Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.34%	-2.30	%(b)	$9,769.96	$703.61
2	10.25%	1.34%	1.28%		$10,127.54	$133.31
3	15.76%	1.34%	4.98%		$10,498.20	$138.19
4	21.55%	1.34%	8.82%		$10,882.44	$143.25
5	27.63%	1.34%	12.81%		$11,280.73	$148.49
6	34.01%	1.34%	16.94%		$11,693.61	$153.93
7	40.71%	1.34%	21.22%		$12,121.60	$159.56
8	47.75%	1.34%	25.65%		$12,565.25	$165.40
9	55.13%	1.34%	30.25%		$13,025.13	$171.46
10	62.89%	1.34%	35.02%		$13,501.85	$177.73

Total Gain After Fees and Expenses					$3,501.85
Total Annual Fees and Expenses Paid						$2,094.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Shareholders should retain this supplement for future reference

INT-47/18408-0609

COLUMBIA LARGE CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class A, Class B and Class C Shares Prospectus dated February 1, 2009

Effective June 16, 2009, the Class A, Class B, and Class C Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares		Class B Shares	Class C Shares
Management fees(e) (f)	0.58%		0.58%	0.58%

Distribution and service (Rule 12b-1) fees	0.25	%(g)	1.00%	1.00%

Other expenses	0.35%		0.35%	0.35%

Acquired fund fees and expenses(h)	—		—	—

Total annual Fund operating expenses(i)	1.18%		1.93%	1.93%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(e)	Management fees include an investment advisory fee of 0.53% and an administration fee of 0.05%.
(f)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $200 million; 0.575% for assets in excess of $200 million and up to $500 million; and 0.45% for assets in excess of $500 million.

(g)	The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
(h)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(i)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$688	$928	$1,187	$1,924
Class B Shares
Assuming no redemption	$196	$606	$1,042	$2,059
Assuming complete redemption of shares at the end of the period	$696	$906	$1,242	$2,059
Class C Shares
Assuming no redemption	$196	$606	$1,042	$2,254
Assuming complete redemption of shares at the end of the period	$296	$606	$1,042	$2,254

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Large Cap Growth Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.18%	-2.15	%(b)	$9,785.04	$688.34
2	10.25%	1.18%	1.59%		$10,158.83	$117.67
3	15.76%	1.18%	5.47%		$10,546.90	$122.16
4	21.55%	1.18%	9.50%		$10,949.79	$126.83
5	27.63%	1.18%	13.68%		$11,368.07	$131.68
6	34.01%	1.18%	18.02%		$11,802.33	$136.71
7	40.71%	1.18%	22.53%		$12,253.18	$141.93
8	47.75%	1.18%	27.21%		$12,721.25	$147.35
9	55.13%	1.18%	32.07%		$13,207.20	$152.98
10	62.89%	1.18%	37.12%		$13,711.72	$158.82

Total Gain After Fees and Expenses					$3,711.72
Total Annual Fees and Expenses Paid						$1,924.47

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Growth Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.93%	3.07%	$10,307.00	$195.96
2	10.25%	1.93%	6.23%	$10,623.42	$201.98
3	15.76%	1.93%	9.50%	$10,949.56	$208.18
4	21.55%	1.93%	12.86%	$11,285.71	$214.57
5	27.63%	1.93%	16.32%	$11,632.18	$221.16
6	34.01%	1.93%	19.89%	$11,989.29	$227.95
7	40.71%	1.93%	23.57%	$12,357.36	$234.95
8	47.75%	1.93%	27.37%	$12,736.73	$242.16
9	55.13%	1.18%	32.23%	$13,223.27	$153.16
10	62.89%	1.18%	37.28%	$13,728.40	$159.01

Total Gain After Fees and Expenses				$3,728.40
Total Annual Fees and Expenses Paid					$2,059.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Growth Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.93%	3.07%	$10,307.00	$195.96
2	10.25%	1.93%	6.23%	$10,623.42	$201.98
3	15.76%	1.93%	9.50%	$10,949.56	$208.18
4	21.55%	1.93%	12.86%	$11,285.71	$214.57
5	27.63%	1.93%	16.32%	$11,632.18	$221.16
6	34.01%	1.93%	19.89%	$11,989.29	$227.95
7	40.71%	1.93%	23.57%	$12,357.36	$234.95
8	47.75%	1.93%	27.37%	$12,736.73	$242.16
9	55.13%	1.93%	31.28%	$13,127.75	$249.59
10	62.89%	1.93%	35.31%	$13,530.77	$257.25

Total Gain After Fees and Expenses				$3,530.77
Total Annual Fees and Expenses Paid					$2,253.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18503-0609

COLUMBIA LARGE CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class E and Class F Shares Prospectus dated February 1, 2009

Effective June 16, 2009, the Class E and Class F Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class E Shares		Class F Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.50%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(c)
	Class E Shares	Class F Shares
Management fees(d) (e)	0.58%	0.58%

Distribution and service (Rule 12b-1) fees	0.35%	1.00%

Other expenses	0.35%	0.35%

Acquired fund fees and expenses(f)	—	—

Total annual Fund operating expenses(g)	1.28%	1.93%

(a)	This charge applies to investors who buy $1 million or more of Class E shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(d)	Management fees include an investment advisory fee of 0.53% and an administration fee of 0.05%.
(e)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $200 million; 0.575% for assets in excess of $200 million and up to $500 million; and 0.45% for assets in excess of $500 million.
(f)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(g)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$575	$838	$1,121	$1,926
Class F Shares
Assuming no redemption	$196	$606	$1,042	$2,085
Assuming complete redemption of shares at the end of the period	$696	$906	$1,242	$2,085

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Large Cap Growth Fund - Class E Shares
Maximum Initial Sales Charge 4.50%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.28%	-0.95	%(b)	$9,905.26	$574.51
2	10.25%	1.28%	2.74%		$10,273.74	$129.15
3	15.76%	1.28%	6.56%		$10,655.92	$133.95
4	21.55%	1.28%	10.52%		$11,052.32	$138.93
5	27.63%	1.28%	14.63%		$11,463.47	$144.10
6	34.01%	1.28%	18.90%		$11,889.91	$149.46
7	40.71%	1.28%	23.32%		$12,332.21	$155.02
8	47.75%	1.28%	27.91%		$12,790.97	$160.79
9	55.13%	1.28%	32.67%		$13,266.79	$166.77
10	62.89%	1.28%	37.60%		$13,760.31	$172.97

Total Gain After Fees and Expenses					$3,760.31
Total Annual Fees and Expenses Paid						$1,925.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Large Cap Growth Fund - Class F Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.93%	3.07%	$10,307.00	$195.96
2	10.25%	1.93%	6.23%	$10,623.42	$201.98
3	15.76%	1.93%	9.50%	$10,949.56	$208.18
4	21.55%	1.93%	12.86%	$11,285.71	$214.57
5	27.63%	1.93%	16.32%	$11,632.18	$221.16
6	34.01%	1.93%	19.89%	$11,989.29	$227.95
7	40.71%	1.93%	23.57%	$12,357.36	$234.95
8	47.75%	1.93%	27.37%	$12,736.73	$242.16
9	55.13%	1.28%	32.11%	$13,210.54	$166.06
10	62.89%	1.28%	37.02%	$13,701.97	$172.24

Total Gain After Fees and Expenses				$3,701.97
Total Annual Fees and Expenses Paid					$2,085.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18405-0609

COLUMBIA LARGE CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class T Shares Prospectus dated February 1, 2009

Effective June 16, 2009, the Class T Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(b)
	Class T Shares
Management fees(c) (d)	0.58%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.65	%(e)

Acquired fund fees and expenses(f)	—

Total annual Fund operating expenses(g)	1.23%

(a)	This charge applies to investors who buy Class T shares and redeem them within one year of purchase, with certain limited exceptions. See About Class T Shares – Sales Charges and Commissions for details.
(b)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(c)	Management fees include an investment advisory fee of 0.53% and an administration fee of 0.05%.
(d)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $200 million; 0.575% for assets in excess of $200 million and up to $500 million; and 0.45% for assets in excess of $500 million.
(e)	The Fund may pay shareholder service fees (which are included in other expenses) up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. The Fund limits such fees to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services.

(f)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(g)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$693	$943	$1,212	$1,978

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Large Cap Growth Fund - Class T Shares
Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.23%	-2.20	%(b)	$9,780.32	$693.11
2	10.25%	1.23%	1.49%		$10,149.04	$122.57
3	15.76%	1.23%	5.32%		$10,531.66	$127.19
4	21.55%	1.23%	9.29%		$10,928.70	$131.98
5	27.63%	1.23%	13.41%		$11,340.71	$136.96
6	34.01%	1.23%	17.68%		$11,768.25	$142.12
7	40.71%	1.23%	22.12%		$12,211.91	$147.48
8	47.75%	1.23%	26.72%		$12,672.30	$153.04
9	55.13%	1.23%	31.50%		$13,150.05	$158.81
10	62.89%	1.23%	36.46%		$13,645.81	$164.79

Total Gain After Fees and Expenses					$3,645.81
Total Annual Fees and Expenses Paid						$1,978.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Shareholders should retain this supplement for future reference

INT-47/18304-0609

COLUMBIA LARGE CAP GROWTH FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class Z Shares Prospectus dated February 1, 2009

Effective June 16, 2009, the Class Z Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Z Shares
Management fees(b) (c)	0.58%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.35%

Acquired fund fees and expenses(d)	—

Total annual Fund operating expenses(e)	0.93%

(a)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	Management fees include an investment advisory fee of 0.53% and an administration fee of 0.05%.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $200 million; 0.575% for assets in excess of $200 million and up to $500 million; and 0.45% for assets in excess of $500 million.
(d)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$95	$296	$515	$1,143

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Large Cap Growth Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.93%	4.07%	$10,407.00	$94.89
2	10.25%	0.93%	8.31%	$10,830.56	$98.75
3	15.76%	0.93%	12.71%	$11,271.36	$102.77
4	21.55%	0.93%	17.30%	$11,730.10	$106.96
5	27.63%	0.93%	22.08%	$12,207.52	$111.31
6	34.01%	0.93%	27.04%	$12,704.37	$115.84
7	40.71%	0.93%	32.21%	$13,221.44	$120.56
8	47.75%	0.93%	37.60%	$13,759.55	$125.46
9	55.13%	0.93%	43.20%	$14,319.56	$130.57
10	62.89%	0.93%	49.02%	$14,902.37	$135.88

Total Gain After Fees and Expenses				$4,902.37
Total Annual Fees and Expenses Paid					$1,142.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18305-0609

COLUMBIA CONSERVATIVE HIGH YIELD FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class A, Class B and Class C Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class A, Class B and Class C Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)
	Class A Shares		Class B Shares	Class C Shares
Management fees(e)	0.60%		0.60%	0.60%

Distribution and service (Rule 12b-1) fees	0.25	%(f)	1.00%	1.00	%(g)

Other expenses	0.29%		0.29%	0.29%

Acquired fund fees and expenses	—		—	—

Total annual Fund operating expenses(h)	1.14%		1.89%	1.89%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(e)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(f)	The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
(g)	The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares. If this fee waiver were reflected in the table, the distribution and service fees for Class C shares would be 0.85% and total annual Fund operating expenses for Class C shares would be 1.74%. This arrangement may be modified or terminated by the Distributor at any time.
(h)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. If this reimbursement were reflected in the table, total annual Fund operating expenses would be 1.05% for Class A shares, 1.80% for Class B shares, and 1.65% for Class C shares (taking into account the distribution and services fee waiver discussed in footnote (f) above). The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$586	$820	$1,073	$1,795
Class B Shares
Assuming no redemption	$192	$594	$1,021	$2,016
Assuming complete redemption of shares at the end of the period	$692	$894	$1,221	$2,016
Class C Shares
Assuming no redemption	$192	$594	$1,021	$2,212
Assuming complete redemption of shares at the end of the period	$292	$594	$1,021	$2,212

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Conservative High Yield Fund - Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.14%	-1.07	%(b)	$9,892.67	$585.68
2	10.25%	1.14%	2.75%		$10,274.52	$114.95
3	15.76%	1.14%	6.71%		$10,671.12	$119.39
4	21.55%	1.14%	10.83%		$11,083.02	$124.00
5	27.63%	1.14%	15.11%		$11,510.83	$128.78
6	34.01%	1.14%	19.55%		$11,955.15	$133.76
7	40.71%	1.14%	24.17%		$12,416.61	$138.92
8	47.75%	1.14%	28.96%		$12,895.90	$144.28
9	55.13%	1.14%	33.94%		$13,393.68	$149.85
10	62.89%	1.14%	39.11%		$13,910.67	$155.63

Total Gain After Fees and Expenses					$3,910.67
Total Annual Fees and Expenses Paid						$1,795.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Conservative High Yield Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	1.89%	6.32%	$10,631.67	$197.91
3	15.76%	1.89%	9.62%	$10,962.32	$204.06
4	21.55%	1.89%	13.03%	$11,303.25	$210.41
5	27.63%	1.89%	16.55%	$11,654.78	$216.95
6	34.01%	1.89%	20.17%	$12,017.24	$223.70
7	40.71%	1.89%	23.91%	$12,390.98	$230.66
8	47.75%	1.89%	27.76%	$12,776.34	$237.83
9	55.13%	1.14%	32.70%	$13,269.50	$148.46
10	62.89%	1.14%	37.82%	$13,781.70	$154.19

Total Gain After Fees and Expenses				$3,781.70
Total Annual Fees and Expenses Paid					$2,016.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Conservative High Yield Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	1.89%	6.32%	$10,631.67	$197.91
3	15.76%	1.89%	9.62%	$10,962.32	$204.06
4	21.55%	1.89%	13.03%	$11,303.25	$210.41
5	27.63%	1.89%	16.55%	$11,654.78	$216.95
6	34.01%	1.89%	20.17%	$12,017.24	$223.70
7	40.71%	1.89%	23.91%	$12,390.98	$230.66
8	47.75%	1.89%	27.76%	$12,776.34	$237.83
9	55.13%	1.89%	31.74%	$13,173.68	$245.23
10	62.89%	1.89%	35.83%	$13,583.38	$252.85

Total Gain After Fees and Expenses				$3,583.38
Total Annual Fees and Expenses Paid					$2,211.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18402-0609

COLUMBIA CONSERVATIVE HIGH YIELD FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class Z Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class Z Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)	0.60%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.29%

Acquired fund fees and expenses	—

Total annual Fund operating expenses(c)	0.89%

(a)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.
(c)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. If this reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.80%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$91	$284	$493	$1,096

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Conservative High Yield Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	0.89%	8.39%	$10,838.89	$94.56
3	15.76%	0.89%	12.84%	$11,284.37	$98.45
4	21.55%	0.89%	17.48%	$11,748.16	$102.49
5	27.63%	0.89%	22.31%	$12,231.01	$106.71
6	34.01%	0.89%	27.34%	$12,733.70	$111.09
7	40.71%	0.89%	32.57%	$13,257.06	$115.66
8	47.75%	0.89%	38.02%	$13,801.92	$120.41
9	55.13%	0.89%	43.69%	$14,369.18	$125.36
10	62.89%	0.89%	49.60%	$14,959.75	$130.51

Total Gain After Fees and Expenses				$4,959.75
Total Annual Fees and Expenses Paid					$1,096.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18302-0609

COLUMBIA INTERNATIONAL STOCK FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class A, Class B and Class C Shares Prospectus dated January 1, 2009, as revised January 7, 2009

Effective June 16, 2009, the Class A, Class B and Class C Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)
Redemption fee	2.00	%(d)	2.00	%(d)	2.00	%(d)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(e)
	Class A Shares	Class B Shares	Class C Shares
Management fees (f)	0.87%	0.87%	0.87%

Distribution and service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses	0.40%	0.40%	0.40%

Acquired fund fees and expenses(g)	—	—	—

Total annual Fund operating expenses(h)	1.52%	2.27%	2.27%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.
(e)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.

(f)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.
(g)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(h)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.15% of the Fund’s average daily net assets on an annualized basis. If this reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.40% for Class A shares, 2.15% for Class B shares, and 2.15% for Class C shares. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares
Assuming no redemption	$230	$709	$1,215	$2,417
Assuming complete redemption of shares at the end of the period	$730	$1,009	$1,415	$2,417
Class C Shares
Assuming no redemption	$230	$709	$1,215	$2,605
Assuming complete redemption of shares at the end of the period	$330	$709	$1,215	$2,605

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia International Stock Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.52%	-2.47	%(b)	$9,752.99	$720.75
2	10.25%	1.52%	0.92%		$10,092.39	$150.82
3	15.76%	1.52%	4.44%		$10,443.61	$156.07
4	21.55%	1.52%	8.07%		$10,807.05	$161.50
5	27.63%	1.52%	11.83%		$11,183.13	$167.13
6	34.01%	1.52%	15.72%		$11,572.31	$172.94
7	40.71%	1.52%	19.75%		$11,975.02	$178.96
8	47.75%	1.52%	23.92%		$12,391.75	$185.19
9	55.13%	1.52%	28.23%		$12,822.99	$191.63
10	62.89%	1.52%	32.69%		$13,269.23	$198.30

Total Gain After Fees and Expenses					$3,269.23
Total Annual Fees and Expenses Paid						$2,283.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia International Stock Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.27%	2.73%	$10,273.00	$230.10
2	10.25%	2.27%	5.53%	$10,553.45	$236.38
3	15.76%	2.27%	8.42%	$10,841.56	$242.83
4	21.55%	2.27%	11.38%	$11,137.54	$249.46
5	27.63%	2.27%	14.42%	$11,441.59	$256.27
6	34.01%	2.27%	17.54%	$11,753.95	$263.27
7	40.71%	2.27%	20.75%	$12,074.83	$270.46
8	47.75%	2.27%	24.04%	$12,404.47	$277.84
9	55.13%	1.52%	28.36%	$12,836.15	$191.83
10	62.89%	1.52%	32.83%	$13,282.85	$198.50

Total Gain After Fees and Expenses				$3,282.85
Total Annual Fees and Expenses Paid					$2,416.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia International Stock Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.27%	2.73%	$10,273.00	$230.10
2	10.25%	2.27%	5.53%	$10,553.45	$236.38
3	15.76%	2.27%	8.42%	$10,841.56	$242.83
4	21.55%	2.27%	11.38%	$11,137.54	$249.46
5	27.63%	2.27%	14.42%	$11,441.59	$256.27
6	34.01%	2.27%	17.54%	$11,753.95	$263.27
7	40.71%	2.27%	20.75%	$12,074.83	$270.46
8	47.75%	2.27%	24.04%	$12,404.47	$277.84
9	55.13%	2.27%	27.43%	$12,743.11	$285.43
10	62.89%	2.27%	30.91%	$13,091.00	$293.22

Total Gain After Fees and Expenses				$3,091.00
Total Annual Fees and Expenses Paid					$2,605.26

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18403-0609

COLUMBIA INTERNATIONAL STOCK FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class Z Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class Z Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption Fee	2.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(b)
Class Z Shares
Management fees (c)	0.87%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.40%

Acquired fund fees and expenses(d)	—

Total annual Fund operating expenses(e)	1.27%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.
(b)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.
(d)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.
(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.15% of the Fund’s average daily net assets on an annualized basis. If this reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.15% for Class Z shares. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$129	$403	$697	$1,534

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia International Stock Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.27%	3.73%	$10,373.00	$129.37
2	10.25%	1.27%	7.60%	$10,759.91	$134.19
3	15.76%	1.27%	11.61%	$11,161.26	$139.20
4	21.55%	1.27%	15.78%	$11,577.57	$144.39
5	27.63%	1.27%	20.09%	$12,009.42	$149.78
6	34.01%	1.27%	24.57%	$12,457.37	$155.36
7	40.71%	1.27%	29.22%	$12,922.03	$161.16
8	47.75%	1.27%	34.04%	$13,404.02	$167.17
9	55.13%	1.27%	39.04%	$13,903.99	$173.41
10	62.89%	1.27%	44.23%	$14,422.61	$179.87

Total Gain After Fees and Expenses				$4,422.61
Total Annual Fees and Expenses Paid					$1,533.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18303-0609

COLUMBIA STRATEGIC INVESTOR FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class A, Class B and Class C Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class A, Class B and Class C Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares	Class B Shares	Class C Shares
Management fees (e) (f)	0.73%	0.73%	0.73%

Distribution and service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses	0.52%	0.52%	0.52%

Acquired fund fees and expenses	—	—	—

Total annual Fund operating expenses(g)	1.50%	2.25%	2.25%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.
(d)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(e)	Management fees include an investment advisory fee of 0.58% and an administration fee of 0.15%.
(f)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; and 0.50% for assets in excess of $1 billion. The Fund’s administrator has implemented a breakpoint schedule for the Fund’s administration fees. The administration fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.15% for assets up to $1 billion; and 0.125% for assets in excess of $1 billion.

(g)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. If this reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.25% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,022	$1,346	$2,263
Class B Shares
Assuming no redemption	$228	$703	$1,205	$2,396
Assuming complete redemption of shares at the end of the period	$728	$1,003	$1,405	$2,396
Class C Shares
Assuming no redemption	$228	$703	$1,205	$2,585
Assuming complete redemption of shares at the end of the period	$328	$703	$1,205	$2,585

4.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Strategic Investor Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	-2.45	%(b)	$9,754.88	$718.85
2	10.25%	1.50%	0.96%		$10,096.30	$148.88
3	15.76%	1.50%	4.50%		$10,449.67	$154.09
4	21.55%	1.50%	8.15%		$10,815.40	$159.49
5	27.63%	1.50%	11.94%		$11,193.94	$165.07
6	34.01%	1.50%	15.86%		$11,585.73	$170.85
7	40.71%	1.50%	19.91%		$11,991.23	$176.83
8	47.75%	1.50%	24.11%		$12,410.93	$183.02
9	55.13%	1.50%	28.45%		$12,845.31	$189.42
10	62.89%	1.50%	32.95%		$13,294.89	$196.05

Total Gain After Fees and Expenses					$3,294.89
Total Annual Fees and Expenses Paid						$2,262.55

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia Strategic Investor Fund - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.25%	2.75%	$10,275.00	$228.09
2	10.25%	2.25%	5.58%	$10,557.56	$234.37
3	15.76%	2.25%	8.48%	$10,847.90	$240.81
4	21.55%	2.25%	11.46%	$11,146.21	$247.43
5	27.63%	2.25%	14.53%	$11,452.73	$254.24
6	34.01%	2.25%	17.68%	$11,767.68	$261.23
7	40.71%	2.25%	20.91%	$12,091.29	$268.41
8	47.75%	2.25%	24.24%	$12,423.81	$275.79
9	55.13%	1.50%	28.59%	$12,858.64	$189.62
10	62.89%	1.50%	33.09%	$13,308.69	$196.25

Total Gain After Fees and Expenses				$3,308.69
Total Annual Fees and Expenses Paid					$2,396.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.25%	2.75%	$10,275.00	$228.09
2	10.25%	2.25%	5.58%	$10,557.56	$234.37
3	15.76%	2.25%	8.48%	$10,847.90	$240.81
4	21.55%	2.25%	11.46%	$11,146.21	$247.43
5	27.63%	2.25%	14.53%	$11,452.73	$254.24
6	34.01%	2.25%	17.68%	$11,767.68	$261.23
7	40.71%	2.25%	20.91%	$12,091.29	$268.41
8	47.75%	2.25%	24.24%	$12,423.81	$275.79
9	55.13%	2.25%	27.65%	$12,765.46	$283.38
10	62.89%	2.25%	31.17%	$13,116.51	$291.17

Total Gain After Fees and Expenses				$3,116.51
Total Annual Fees and Expenses Paid					$2,584.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18409-0609

COLUMBIA STRATEGIC INVESTOR FUND

(the “Fund”)

Supplement dated June 16, 2009 to the Class Z Shares Prospectus dated January 1, 2009

Effective June 16, 2009, the Class Z Shares prospectus is revised and supplemented as follows:

1.	In the “FUNDamentalsTM” box in the section entitled “Fees and Expenses,” the sentence beginning “Total annual net operating expenses…” is deleted in its entirety and replaced with the following:

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

2.	The sections entitled “Fees and Expenses - Shareholder Fees (paid directly from your investment)” and “Fees and Expenses - Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Z Shares
Management fees (b) (c)	0.73%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.52%

Acquired fund fees and expenses	—

Total annual Fund operating expenses(d)	1.25%

(a)	Annual fund operating expenses have been restated as a result of changes in the level of the Fund’s net assets.
(b)	Management fees include an investment advisory fee of 0.58% and an administration fee of 0.15%.
(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; and 0.50% for assets in excess of $1 billion. The Fund’s administrator has implemented a breakpoint schedule for the Fund’s administration fees. The administration fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.15% for assets up to $1 billion; and 0.125% for assets in excess of $1 billion.
(d)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. If this reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.00%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

3.	The table under “Fees and Expenses - Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$127	$397	$686	$1,511

4.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Strategic Investor Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.25%	3.75%	$10,375.00	$127.34
2	10.25%	1.25%	7.64%	$10,764.06	$132.12
3	15.76%	1.25%	11.68%	$11,167.71	$137.07
4	21.55%	1.25%	15.87%	$11,586.50	$142.21
5	27.63%	1.25%	20.21%	$12,021.00	$147.55
6	34.01%	1.25%	24.72%	$12,471.79	$153.08
7	40.71%	1.25%	29.39%	$12,939.48	$158.82
8	47.75%	1.25%	34.25%	$13,424.71	$164.78
9	55.13%	1.25%	39.28%	$13,928.13	$170.96
10	62.89%	1.25%	44.50%	$14,450.44	$177.37

Total Gain After Fees and Expenses				$4,450.44
Total Annual Fees and Expenses Paid					$1,511.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/18410-0609